Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	May 25, 2021
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation, to be Paid, Year Two and Three		$ 22.5
Payments for purchase of other assets	$ 0.4
Percentage of remaining purchase commitment during contract term		50.00%